CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands		Common Stock [Member]		Additional paid-in capital [Member]		Retained earnings [Member]	Accumulated other comprehensive income (loss), net [Member] [1]	Treasury shares [Member]	Total
Balance at Dec. 31, 2014		$ 369		$ 139,964		$ 181,212	$ (534)		$ 321,011
Balance, shares at Dec. 31, 2014		35,132,127
Other comprehensive loss							(1,358)		(1,358)
Net income						77,766			77,766
Equity-based compensation expense related to employees				2,802					2,802
Compensation paid by a shareholder
Cashless exercise of options		$ 1		(1)
Cashless exercise of options, shares		162,628
Balance at Dec. 31, 2015		$ 370		142,765		258,978	(1,892)		400,221
Balance, shares at Dec. 31, 2015		35,294,755
Other comprehensive loss							742		742
Net income						74,596			74,596
Equity-based compensation expense related to employees				3,506					3,506
Compensation paid by a shareholder	[2]			266					266
Purchase of treasury shares								(39,430)	(39,430)
Purchase of treasury shares, shares		(1,103,096)
Adjustment to redemption value of the non-controlling interest						(2,248)			(2,248)
Cashless exercise of options		$ 1		(1)
Cashless exercise of options, shares		129,914
Balance at Dec. 31, 2016		$ 371		146,536		331,326	(1,150)	(39,430)	437,653
Balance, shares at Dec. 31, 2016		34,321,573
Other comprehensive loss							1,833		1,833
Net income						26,202			26,202
Equity-based compensation expense related to employees	[3]			5,344					5,344
Compensation paid by a shareholder
Adjustment to redemption value of the non-controlling interest						(1,137)			(1,137)
Cashless exercise of options			[4]		[4]
Cashless exercise of options, shares		17,387
Balance at Dec. 31, 2017		$ 371		$ 151,880		$ 356,391	$ 683	$ (39,430)	$ 469,895
Balance, shares at Dec. 31, 2017		34,338,960

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.
[2]	A bonus paid by the Company's shareholder to its employees.
[3]	See also note 12.
[4]	Less than $1.